Leases (Details) - Schedule of carrying amounts of lease liabilities and the movements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Carrying Amounts Of Lease Liabilities and the Movements [Abstract]
Beginning balance	$ 385
Additions	1,321
Cancellations	(934)
Payments	$ (366)
Linked exchange rate	(13.00%)
Ending balance	$ 393
Current	163	$ 119
Non-current	$ 230	$ 266